Right-of-use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 1,908,877	$ 2,199,779
Additions	432,335
Amortization	(88,764)	(115,183)
Movement in exchange rates	(128,132)	(175,719)
Balance at end of period	324,070	1,908,877	$ 2,199,779
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 1,908,877	2,199,779	2,409,934
Amortization		(115,183)	(56,292)
Movement in exchange rates		(175,719)	(153,863)
Balance at end of period		$ 1,908,877	$ 2,199,779